Form N-1A Supplement	Feb. 06, 2026
INVESCO Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED FEBRUARY 6, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Income Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.